Prepayments and Other Current Assets (Details Narrative) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2022
Prepayments And Other Current Assets
Other Labor-related Expenses	$ 6,868	$ 6,868
Employee retention payable		4,400
Employee retention credits		$ 2,468	$ 2,468